Merger - Schedule of Financial Information for Former Included in Consolidated Statement of Operations (Detail) - USD ($)	3 Months Ended								4 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Net interest income after provision for loan losses										$ 79,615,000	$ 84,065,000	$ 65,327,000
Noninterest income										28,182,000	22,443,000	18,131,000
Net income	$ 10,173,000	$ 7,682,000	$ 6,504,000	$ 7,833,000	$ 7,841,000	$ 7,708,000	$ 8,660,000	$ 9,669,000		$ 32,192,000	$ 33,878,000	$ 14,139,000
Former UCB [Member]
Business Acquisition [Line Items]
Net interest income after provision for loan losses									$ 3,227,000
Noninterest income									373,000
Net income									$ 1,707,000